Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 26.9%
U.S. Treasury - 26.9%
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 02/15/2027	$ 18,000,000	$ 16,713,719
U.S. Treasury Notes
1.63%, 10/31/2026	62,000,000	59,796,094
Total U.S. Government Obligations (Cost $80,038,245)		76,509,813
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.2%
Federal Home Loan Banks
3.25%, 11/16/2028 (A)	29,000,000	28,332,907
Federal National Mortgage Association
0.63%, 04/22/2025	25,000,000	24,943,247
6.25%, 05/15/2029 (A)	6,500,000	7,053,368
Total U.S. Government Agency Obligations (Cost $62,770,588)		60,329,522
FOREIGN GOVERNMENT OBLIGATIONS - 10.7%
Supranational - 10.7%
European Investment Bank
3.88%, 03/15/2028	7,000,000	6,978,377

Inter-American Development Bank
4.00%, 01/12/2028	7,000,000	6,999,711

International Bank for Reconstruction & Development
0.88%, 07/15/2026	17,000,000	16,328,287
		30,306,375
Total Foreign Government Obligations (Cost $30,983,810)		30,306,375
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 22.3%
U.S. Treasury Bills
4.21% (B), 05/08/2025	35,000,000	34,847,392
5.09% (B), 07/10/2025 (C)	29,000,000	28,662,009
Total Short-Term U.S. Government Obligations (Cost $63,479,596)		63,509,401

	Shares	Value
OTHER INVESTMENT COMPANY - 12.0%
Securities Lending Collateral - 12.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (B)	34,062,738	$ 34,062,738
Total Other Investment Company (Cost $34,062,738)		34,062,738

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 1.80% (B), dated 03/31/2025, to be repurchased at $14,801,326 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $15,096,829.	$ 14,800,586	14,800,586
	Total Repurchase Agreement (Cost $14,800,586)	14,800,586
	Total Investments Excluding Options Purchased (Cost $286,135,563)	279,518,435
	Total Options Purchased - 13.4% (Cost $45,747,563)	38,140,760
	Total Investments (Cost $331,883,126)	317,659,195
	Net Other Assets (Liabilities) - (11.7)%	(33,263,455)
	Net Assets - 100.0%	$ 284,395,740
OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call – S&P 500® Index	UBS	USD	5,450.00	06/11/2029	USD	75,759,975	135	$17,955,068	$17,543,088
Call – S&P 500® Index	UBS	USD	6,100.00	01/31/2030	USD	106,625,150	190	27,792,495	20,597,672
Total								$45,747,563	$38,140,760
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	20	06/30/2025	$4,123,626	$4,143,437	$19,811	$—
5-Year U.S. Treasury Notes	259	06/30/2025	27,696,862	28,012,469	315,607	—
10-Year U.S. Treasury Notes	125	06/18/2025	13,712,120	13,902,344	190,224	—
30-Year U.S. Treasury Bonds	48	06/18/2025	5,563,954	5,629,500	65,546	—
Transamerica Series Trust

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	42	06/20/2025	$11,952,597	$11,871,825	$—	$(80,772)
U.S. Treasury Ultra Bonds	45	06/18/2025	5,453,160	5,501,250	48,090	—
Total Futures Contracts					$639,278	$(80,772)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$76,509,813	$—	$76,509,813
U.S. Government Agency Obligations	—	60,329,522	—	60,329,522
Foreign Government Obligations	—	30,306,375	—	30,306,375
Short-Term U.S. Government Obligations	—	63,509,401	—	63,509,401
Other Investment Company	34,062,738	—	—	34,062,738
Repurchase Agreement	—	14,800,586	—	14,800,586
Over-the-Counter Options Purchased	—	38,140,760	—	38,140,760
Total Investments	$34,062,738	$283,596,457	$—	$317,659,195
Other Financial Instruments
Futures Contracts (E)	$639,278	$—	$—	$639,278
Total Other Financial Instruments	$639,278	$—	$—	$639,278
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(80,772)	$—	$—	$(80,772)
Total Other Financial Instruments	$(80,772)	$—	$—	$(80,772)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $33,391,540, collateralized by cash collateral of $34,062,738. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2025.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $2,569,697.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
COUNTERPARTY ABBREVIATION(S):
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
STRIPS	Separate Trading of Registered Interest and Principal of Securities
Transamerica Series Trust

Transamerica Market Participation Strategy VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Market Participation Strategy VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Series Trust

Transamerica Market Participation Strategy VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust